Document and Entity Information	Oct. 31, 2014
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	SCHRODER SERIES TRUST
Central Index Key	0000908802
Amendment Flag	false
Document Creation Date	Jun. 29, 2015
Document Effective Date	Jun. 29, 2015
Prospectus Date	Mar. 01, 2015
SCHRODER EMERGING MARKET EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS
Prospectus:
Trading Symbol	SEMNX
SCHRODER EMERGING MARKET EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS
Prospectus:
Trading Symbol	SEMVX
SCHRODER EMERGING MARKET EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - R6 Shares
Prospectus:
Trading Symbol	SEMTX